Related party - Summary of amounts recognized in related party lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Lease liabilities	$ 3,721	$ 3,014
Lease liabilities	18,717	12,822
Payments of lease liabilities, classified as financing activities	3,229	2,156	$ 1,652
Depreciation Of Right-Of Use-Assets	3,254	3,019	2,405
Interest expense on lease liabilities	1,382	1,243	1,807
Santiago
Disclosure of transactions between related parties [line items]
Lease liabilities	803	520	502
Lease liabilities	2,854	2,604	3,078
Payments of lease liabilities, classified as financing activities	844	538	425
Depreciation Of Right-Of Use-Assets	785	551	481
Interest expense on lease liabilities	94	79	73
Gestão e Transformação Infraestrutura [Member]
Disclosure of transactions between related parties [line items]
Lease liabilities	260	0	0
Lease liabilities	1,203	0	0
Payments of lease liabilities, classified as financing activities	249	0	0
Interest expense on lease liabilities	122	0	0
Fondo Inmobiliario Colombia [Member]
Disclosure of transactions between related parties [line items]
Lease liabilities	48	0	0
Lease liabilities	707	0	0
Payments of lease liabilities, classified as financing activities	102	0	0
Depreciation Of Right-Of Use-Assets	48	0	0
Interest expense on lease liabilities	$ 94	$ 0	$ 0
TRIA [Member]
Disclosure of transactions between related parties [line items]
Percentage holded by directors	33.33%
Option to acquire the remaining percentage of share	33.33%
Igah [Member]
Disclosure of transactions between related parties [line items]
Percentage holded by directors	57.08%
Option to acquire the remaining percentage of share	57.08%